EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES	12 Months Ended
Dec. 31, 2017
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

3.EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

The main components are as follows:

	2017	2016	2015

Employee costs	$893.6	$891.2	$871.0
Less employee costs capitalized to property, plant and equipment and to intangible assets	(187.4)	(183.3)	(176.6)

	706.2	707.9	694.4
Purchase of goods and services:
Royalties, rights and creation costs	677.9	701.9	729.3
Cost of products sold	373.7	352.4	318.0
Service contracts	172.3	168.7	159.7
Marketing, circulation and distribution expenses	108.9	113.8	112.3
Building expenses	99.5	92.5	84.2
Other	388.5	381.6	352.1

	1,820.8	1,810.9	1,755.6

	$2,527.0	$2,518.8	$2,450.0